Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 06, 2022	Apr. 30, 2020	Jun. 30, 2023	Dec. 31, 2023	Apr. 30, 2022	Oct. 31, 2021
Sales Representative Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement term		5 years
Agreement additional extension term				5 years
Cash paid				$ 500
Issued shares (in Shares)				53,757	31,235	4,445
Sales and marketing expense				$ 880
Fair value						$ 333
Bonus paid				$ 6,000
Amended and Restated Exclusive Sales Representative Agreement [Member]
Commitments and Contingencies [Line Items]
Equity ownrship percent				3.00%
Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Cash paid	$ 1,000
Sales and marketing expense				$ 2,611
Payment amount per month	$ 85
Sales percentage	10.00%
Net sales amount	$ 3,600
Amount paid	$ 3,600
Payment to company			$ 85	$ 1,000
Estimated discount rate				15.40%
Ultimately expects to expense				$ 3,600
Termination Agreement [Member] | UNITED STATES
Commitments and Contingencies [Line Items]
Net sales percentage	20.00%
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Consulting fee				$ 700
Additional compensation payable per quarter (in Dollars per share)				$ 62.5
Fair Value, Inputs, Level 3 [Member] | Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Growth rates of fair value of liability				25.00%
Dissolution rate of fair value of liability				10.00%